Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$401,892.63

Principal:
Principal Collections	$8,829,709.06
Prepayments in Full	$3,187,836.55
Liquidation Proceeds	$143,666.81
Recoveries	$105,307.93
Sub Total	$12,266,520.35
Collections	$12,668,412.98

Purchase Amounts:
Purchase Amounts Related to Principal	$82,520.54
Purchase Amounts Related to Interest	$365.35
Sub Total	$82,885.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,751,298.87

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,751,298.87
Servicing Fee	$147,474.62	$147,474.62	$0.00	$0.00	$12,603,824.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,603,824.25
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,603,824.25
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,603,824.25
Interest - Class A-4 Notes	$120,542.78	$120,542.78	$0.00	$0.00	$12,483,281.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,483,281.47
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$12,433,048.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,433,048.47
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$12,395,562.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,395,562.80
Regular Principal Payment	$11,409,018.49	$11,409,018.49	$0.00	$0.00	$986,544.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$986,544.31
Residual Released to Depositor	$0.00	$986,544.31	$0.00	$0.00	$0.00

Total		$12,751,298.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,409,018.49
Total					$11,409,018.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,409,018.49	$120.04	$120,542.78	$1.27	$11,529,561.27	$121.31
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$11,409,018.49	$10.84	$208,261.45	$0.20	$11,617,279.94	$11.04

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$92,725,212.92	0.9756441	$81,316,194.43	0.8555997
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$145,305,212.92	0.1380375	$133,896,194.43	0.1271992

Pool Information
Weighted Average APR	2.697%	2.707%
Weighted Average Remaining Term	23.88	23.14
Number of Receivables Outstanding	13,457	12,984
Pool Balance	$176,969,541.29	$164,640,103.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$166,381,296.18	$154,949,383.16
Pool Factor	0.1543982	0.1436413

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$9,690,720.70
Targeted Overcollateralization Amount	$30,743,909.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,743,909.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$85,704.47
(Recoveries)		47	$105,307.93
Net Loss for Current Collection Period			$(19,603.46)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.1329)%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.2372)%
Second Prior Collection Period			(0.2698)%
Prior Collection Period			0.8075%
Current Collection Period			(0.1377)%
Four Month Average (Current and Prior Three Collection Periods)			0.0407%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,540	$6,030,525.40
(Cumulative Recoveries)			$1,726,275.07
Cumulative Net Loss for All Collection Periods			$4,304,250.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3755%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,915.93
Average Net Loss for Receivables that have experienced a Realized Loss			$2,794.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.90%	174	$3,120,448.25
61-90 Days Delinquent	0.37%	34	$611,187.70
91-120 Days Delinquent	0.06%	6	$95,292.06
Over 120 Days Delinquent	0.23%	15	$378,780.02
Total Delinquent Receivables	2.55%	229	$4,205,708.03

Repossession Inventory:
Repossessed in the Current Collection Period		4	$84,397.91
Total Repossessed Inventory		7	$175,820.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3381%
Prior Collection Period			0.2898%
Current Collection Period			0.4236%
Three Month Average			0.3505%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6592%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	42

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	48	$877,734.08
2 Months Extended	74	$1,403,376.40
3+ Months Extended	6	$110,578.75

Total Receivables Extended	128	$2,391,689.23
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer